NOTE 14 - Convertible loan: Schedule of Movement in Convertible Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible Loan A
Net debt	$ 4,503	$ 8,549
Change in Debt due to Income recognized in Profit or loss		(1,489)
Change in Debt due to Conversion of convertible loans		(2,557)
Net debt	0	4,503
Change in Debt due to Loss recognized in Profit or loss	55
Change in Debt due to Conversion of convertible loans	(3,344)
Change in Debt due to Repayment of principal and accrued interest	(693)
Change in Debt due to Reclassification into Loans	(521)
Net debt	0	4,503
Convertible Loan C
Net debt	4,303	0
Change in Debt due to Conversion of convertible loans	(5,203)
Net debt	0	4,303
Net debt	0	4,303
Change in Debt due to Issuance of Convertible loan		3,440
Change in Debt due to Loss recognized in Profit or loss	$ 900	$ 863